Costs of Telecommunications Products Sold	12 Months Ended
Dec. 31, 2019
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Costs of Telecommunications Products Sold
9.	COSTS OF TELECOMMUNICATIONS PRODUCTS SOLD

	2017	2018	2019
Handsets and other telecommunication products	26,406	27,403	26,220
Others	237	201	192

	26,643	27,604	26,412